Earnings (Loss) Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares
Schedule of Computation of Basic and Diluted Earnings Per Share [Abstract]
Net income (loss) attributable to XChange TEC.INC’s ordinary shareholders		¥ (226,821)	$ (32,322)	¥ (71,313)	¥ 820,023
Net loss from continuing operations attributable to XChange TEC.INC’s ordinary shareholders		(613,166)	(87,376)	(25,102)	(495,083)
Net income (loss) from discontinued operations attributable to XChange TEC.INC’s ordinary shareholders		¥ 386,345	$ 55,054	¥ (46,211)	¥ 1,315,106
Denominator:
Weighted average number of ordinary shares used in computing net loss per share—Basic	[1]	21,007,405,473,671	21,007,405,473,671	2,805,073,364,600	1,025,842,445,700
Weighted average number of ordinary shares used in computing net loss per share— Diluted	[1]	21,007,405,473,671	21,007,405,473,671	2,805,073,364,600	1,025,842,445,700
Net earnings (loss) per share attributable to ordinary shareholders of XChange TEC.INC—Basic | (per share)		¥ 0	$ 0	¥ 0	¥ 0
Net earnings (loss) per share attributable to ordinary shareholders of XChange TEC.INC—Diluted | (per share)		0	0	0	0
Net losses per share from continuing operations attributable to ordinary shareholders of XChange TEC.INC—Basic | (per share)		0	0	0	0
Net loss per share from continuing operations attributable to ordinary shareholders of XChange TEC.INC—diluted | (per share)		0	0	0	0
Net earnings (loss) from per share discontinued operations attributable to ordinary shareholders of XChange TEC.INC—Basic | (per share)		0	0	0	0
Net earnings (loss) from per share discontinued operations attributable to ordinary shareholders of XChange TEC.INC—Diluted | (per share)		¥ 0	$ 0	¥ 0	¥ 0

[1]	Retroactively restated to give effect to a share subdivision at a ratio of one-for-one hundredth (100) ordinary shares effective on September 18, 2023 (Note 1).